WARRANTS (Details) - $ / shares		1 Months Ended		12 Months Ended
	Feb. 22, 2021	Feb. 22, 2021	Feb. 18, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 18, 2020	Mar. 14, 2019
Warrants
WARRANTS
Balance (in shares)					2,705,880
Exercise of warrants (in shares)					(1,945,693)
Exercise of special warrants - compensation options					160,178
Expiry of warrants (in shares)					(920,365)
Number of common share per unit							1
Exercise price of warrants (in dollars per share)							$ 7.60
Warrants issued upon public offering
WARRANTS
Balance (in shares)				1,478,512
Exercise of warrants (in shares)		1,554,082		(1,554,082)	(100)
Issue of warrants upon Public Offering					1,478,612
Exercise of broker warrants (in shares)				80,274
Expiry of warrants (in shares)	(4,704)			(4,704)
Balance (in shares)					1,478,512
Number of common share per unit							1
Exercise price of warrants (in dollars per share)						$ 10.00	$ 10.00
Special warrants - compensation options.
WARRANTS
Balance (in shares)					160,178
Exercise of special warrants - compensation options					(160,178)
Number of common share per unit							1
Number of warrants per unit							1
Exercise price of warrants (in dollars per share)							$ 5.10
Broker warrants
WARRANTS
Balance (in shares)				177,434
Exercise of warrants (in shares)			160,548
Issue of warrants upon Public Offering					177,434
Exercise of broker warrants (in shares)				(160,548)
Balance (in shares)				16,886	177,434
Number of common share per unit				1		1	1
Number of warrants per unit				0.50		0.50	0.5
Exercise price of warrants (in dollars per share)				$ 7.00		$ 7.00	$ 7.00